Property and Equipment, Net (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Jan. 10, 2017	Mar. 31, 2018	Mar. 31, 2016
Depreciation expense		$ 3,427	$ 1,235
Successor [Member]
Depreciation expense	$ 599				$ 3,874
Predecessor [Member]
Depreciation expense				$ 399